UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 September 2004


Check here if Amendment [ ];                Amendment Number: ___
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   CAZENOVE FUND MANAGEMENT LIMITED
        12 Moorgate
        London, England EC2R 6DA

Form 13F File Number:  028-06525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Tony Kemp
Title:        Compliance Officer
Phone:        +44 (0)20 7155 5012

Signature, Place, and Date of Signing:

TONY KEMP                       London, England                5th October 2004
------------------              ---------------                -----------
[Signature]                     [City, State]                  [Date]

Report Type:

[|X|]      13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                          ----------------------

Form 13F Information Table Entry Total:           81
                                          ----------------------

Form 13F Information Table Value Total:         $187,492
                                          ----------------------
                                               (thousands)

List of Other Included Managers:

NONE

                        Cazenove Fund Management Limited

                           Form 13F Information Table


    Name of issuer       Title of     CUSIP        Value     Shrs or   SH/PRN  Put/  Investment   Other         Voting authority
                           class                  (x$1000)   prn amt           Call  discretion   managers    Sole   Shared    None


3M CO                    COM         88579Y101     5,817      72740      SH              Sole       N/A      72740



ABBOTT LABS              COM         002824100     574        13560      SH              Sole       N/A      13560



ACCENTURE LTD BERMUDA    CL A        G1150G111     1,754      64850      SH              Sole       N/A      64850



ALCOA INC                COM         013817101     3,757      111847     SH              Sole       N/A      111847



ALTRIA GROUP INC         COM         02209S103     3,813      81050      SH              Sole       N/A      81050



AMERICAN EXPRESS CO      COM         025816109     6,848      133075     SH              Sole       N/A      133075



AMERICAN INTL            COM         026874107     4,781      70315      SH              Sole       N/A      70315
GROUP INC


AMERICREDIT CORP         COM         03060R101     1,424      68191      SH              Sole       N/A      68191



AMGEN INC                COM         031162100     2,842      50143      SH              Sole       N/A      50143



ANHEUSER BUSCH COS INC   COM         035229103     830        16625      SH              Sole       N/A      16625



APPLIED INDL             COM         03820C105     362        10125      SH              Sole       N/A      10125
TECHNOLOGIES IN


APPLIED MATLS INC        COM         038222105     288        17485      SH              Sole       N/A      17485



BAUSCH & LOMB INC        COM         071707103     1,015      15275      SH              Sole       N/A      15275



BERKSHIRE HATHAWAY INC   CL A        084670108     693        8          SH              Sole       N/A      8
DEL



BOEING CO                COM         097023105     3,526      68300      SH              Sole       N/A      68300



CAMPBELL SOUP CO         COM         134429109     246        9368       SH              Sole       N/A      9368



CATERPILLAR INC DEL      COM         149123101     5,495      68300      SH              Sole       N/A      68300



CISCO SYS INC            COM         17275R102     874        48297      SH              Sole       N/A      48297



CITIGROUP INC            COM         172967101     7,706      174664     SH              Sole       N/A      174664



COCA COLA CO             COM         191216100     4,789      119566     SH              Sole       N/A      119566



COLGATE PALMOLIVE CO     COM         194162103     513        11350      SH              Sole       N/A      11350



COMCAST CORP NEW         CL A SPL    20030N200     459        16429      SH              Sole       N/A      16429




COMPANIA DE MINAS
BUENAVENTU               SPON ADR    204448104     910        38300      SH              Sole       N/A      38300




                         SPONSORED
DE RIGO S P A            ADR         245334107     68         10000      SH              Sole       N/A      10000



DOMINION RES VA NEW      COM         25746U109     898        13770      SH              Sole       N/A      13770



DOVER CORP               COM         260003108     488        12544      SH              Sole       N/A      12544



DU PONT E I DE           COM         263534109     3,180      74300      SH              Sole       N/A      74300
NEMOURS & CO


EXXON MOBIL CORP         COM         30231G102     9,315      192730     SH              Sole       N/A      192730



FIRST DATA CORP          COM         319963104     268        6164       SH              Sole       N/A      6164



GENERAL ELEC CO          COM         369604103     9,173      273162     SH              Sole       N/A      273162



GENERAL MTRS CORP        COM         370442105     2,901      68300      SH              Sole       N/A      68300



GILLETTE CO              COM         375766102     236        5666       SH              Sole       N/A      5666



                         SPONSORED
GLAXOSMITHKLINE PLC      ADR       37733W105     377        8629       SH              Sole       N/A      8629



GOLDMAN SACHS GROUP INC  COM         38141G104     2,103      22560      SH              Sole       N/A      22560



HARTFORD FINL SVCS       COM         416515104     2,890      46660      SH              Sole       N/A      46660
GROUP INC


HEWLETT PACKARD CO       COM         428236103     1,357      72380      SH              Sole       N/A      72380



HOLLINGER                CL A        435569108     216        12500      SH              Sole       N/A      12500
INTL INC


HOME DEPOT INC           COM         437076102     2,677      68300      SH              Sole       N/A      68300



HONEYWELL                COM         438516106     2,750      76700      SH              Sole       N/A      76700
INTL INC



INTEL CORP               COM         458140100     3,926      195701     SH              Sole       N/A      195701



INTERNATIONAL            COM         459200101     8,321      97055      SH              Sole       N/A      97055
BUSINESS MACHS


JPMORGAN & CHASE & CO    COM         46625H100     3,661      92141      SH              Sole       N/A      92141


JOHNSON & JOHNSON        COM         478160104     6,112      108495     SH              Sole       N/A      108495




                         SPONSORED
KOOR INDS LTD            ADR         500507108     83         10000      SH              Sole       N/A      10000



L-3 COMMUNICATIONS       COM         502424104     3,165      47245      SH              Sole       N/A      47245
HLDGS INC


LUCENT TECHNOLOGIES INC  COM         549463107     48         15000      SH              Sole       N/A      15000



MACERICH CO              COM         554382101     373        7000       SH              Sole       N/A      7000



MARSH & MCLENNAN         COM         571748102     1,512      33039      SH              Sole       N/A      33039
COS INC


MCDONALDS CORP           COM         580135101     2,571      91736      SH              Sole       N/A      91736



MERCK & CO INC           COM         589331107     3,242      98228      SH              Sole       N/A      98228



MERRILL LYNCH & CO INC   COM         590188108     201        4043       SH              Sole       N/A      4043



MICROSOFT CORP           COM         594918104     4,850      175408     SH              Sole       N/A      175408



NEWMONT MINING CORP      COM         651639106     207        4550       SH              Sole       N/A      4550



NORTEL NETWORKS          COM         656568102     41         12000      SH              Sole       N/A      12000
CORP NEW


NORTHERN CORP            COM         665859104     1,126      27592      SH              Sole       N/A      27592



ORACLE CORP              COM         68389X105     2,436      215924     SH              Sole       N/A      215924



PALL CORP                COM         696429307     600        24515      SH              Sole       N/A      24515



PEPSICO INC              COM         713448108     3,271      67241      SH              Sole       N/A      67241



PFIZER INC               COM         717081103     5,746      187764     SH              Sole       N/A      187764



PROCTER & GAMBLE CO      COM         742718109     3,979      73530      SH              Sole       N/A      73530



SBC COMMUNICATIONS INC   COM         78387G103     1,772      68300      SH              Sole       N/A      68300



SHERWIN WILLIAMS CO      COM         824348106     215        4900       SH              Sole       N/A      4900



SMURFIT-STONE            COM         832727101     674        34773      SH              Sole       N/A      34773
CONTAINER CORP



ST PAUL TRAVELERS        COM         792860108     283        8573       SH              Sole       N/A      8573
INC


THERMO ELECTRON CORP     COM         883556102     243        8978       SH              Sole       N/A      8978



TYCO INTL LTD            COM         902124106     310        10105      SH              Sole       N/A      10105



UNITEDHEALTH GROUP INC   COM         91324P102     1,521      20621      SH              Sole       N/A      20621



UNITED TECHNOLOGIES      COM         913017109     9,891      105926     SH              Sole       N/A      105926
CORP


US BANCORP DEL           COM         902973304     894        30920      SH              Sole       N/A      30920



VERIZON COMMUNICATIONS   COM         92343V104     2,751      69858      SH              Sole       N/A      69858



VIA NET WRKS INC         COM         925912107     25         38345      SH              Sole       N/A      38345




VIACOM INC               CL B        925524308     2,139      63736      SH              Sole       N/A      63736



                         SPON
VIVENDI UNIVERSAL        ADR NEW     92851S204     389        15120      SH              Sole       N/A      15120



STEWART W P & CO LTD     COM         G84922106     721        539        SH              Sole       N/A      539




WACHOVIA CORP            COM         929903102     2,459      52372      SH              Sole       N/A      52372
2ND NEW



WALGREEN CO              COM         931422109     2,326      64910      SH              Sole       N/A      64910



WAL MART STORES INC      COM         931142103     4,506      84698      SH              Sole       N/A      84698



                         COM
DISNEY WALT CO           DISNEY      254687106     1,542      68380      SH              Sole       N/A      68380



WELLS FARGO & CO         COM         949746101     211        3545       SH              Sole       N/A      3545
NEW



WEYERHAEUSER CO          COM         962166104     592        8900       SH              Sole       N/A      8900



WYETH                    COM         983024100     344        9203       SH              Sole       N/A      9203

